Insurance Contracts - Summary of Movements in Liabilities of Long-Term Insurance Contracts (Parenthetical) (Detail) - Gross [member] - Long-term insurance contracts [member] - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	[1]	¥ 2,549	¥ 7,574
Morbidity Rates [member]
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities		2,415	5,897
Other than morbidity rates [member]
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities		¥ 134	¥ 1,677

[1]	For the year ended 31 December 2022, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB2,415 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB134 million. For the year ended 31 December 2021, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB5,897 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB1,677 million.